Liabilities Presented at Fair Value (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revaluation of financial derivatives	$ (1,778)	$ 17,378	$ 670	$ 13,471	$ 15,904
Level 3 [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of period			5,221
Revaluation of financial derivatives			(670)
Balance at end of period	$ 4,551		$ 4,551		$ 5,221